Service Concession Arrangements (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2020 KRW (₩)
Disclosure of detailed information about service concession arrangements [Line Items]
Gas Complex - Thermal Power Plant at Ilijan, Philippines (BOT)	₩ 160,999
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	606,782
Less than 1 year
Disclosure of detailed information about service concession arrangements [Line Items]
Gas Complex - Thermal Power Plant at Ilijan, Philippines (BOT)	113,646
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	27,113
1~2 Years
Disclosure of detailed information about service concession arrangements [Line Items]
Gas Complex - Thermal Power Plant at Ilijan, Philippines (BOT)	47,353
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	27,144
2~3 Years
Disclosure of detailed information about service concession arrangements [Line Items]
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	27,175
Over 3 years
Disclosure of detailed information about service concession arrangements [Line Items]
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	₩ 525,350